Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WISeKey SA
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	1999
Share capital	$ 933,436
% ownership	95.75%	95.75%
Nature of business	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS
Related Party Transaction [Line Items]
Country of incorporation	France
Year of incorporation	2010
Share capital	$ 1,473,162
% ownership	58.83%	100.00%
Nature of business	Main operating company. Chip manufacturing, sales & distribution
WiseTrust SA
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	1999
Share capital	$ 680,000
% ownership	100.00%	100.00%
Nature of business	Non-operating investment company
WISeKey ELA SL
Related Party Transaction [Line Items]
Country of incorporation	Spain
Year of incorporation	2006
Share capital	$ 4,000,000
% ownership	95.75%	95.75%
Nature of business	Sales & support
WISeKey SAARC Ltd.
Related Party Transaction [Line Items]
Country of incorporation	U.K.
Year of incorporation	2016
Share capital	$ 100,000
% ownership	51.00%	51.00%
Nature of business		Non trading
WISeKey USA Inc
Related Party Transaction [Line Items]
Country of incorporation	U.S.A
Year of incorporation	2006
Share capital	$ 6,500
% ownership	97.88%	97.88%
Nature of business	Sales & support
WISeKey India Private Ltd
Related Party Transaction [Line Items]
Country of incorporation	India
Year of incorporation	2016
Share capital	$ 1,000,000
% ownership	45.90%	45.90%
Nature of business	Sales & support
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Country of incorporation	Japan
Year of incorporation	2017
Share capital	$ 1,000,000
% ownership	58.83%	100.00%
Nature of business	Sales & distribution
WISeKey IoT Taiwan
Related Party Transaction [Line Items]
Country of incorporation	Taiwan
Year of incorporation	2017
Share capital	$ 100,000
% ownership	58.83%	100.00%
Nature of business	Sales & distribution
WISeCoin AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2018
Share capital	$ 100,000
% ownership	90.00%	90.00%
Nature of business	Sales & distribution
WISeKey Equities AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2018
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Financing, Sales & distribution
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Country of incorporation	Germany
Year of incorporation	2019
Share capital	$ 25,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey Arabia - Information Technology Ltd
Related Party Transaction [Line Items]
Country of incorporation	Saudi Arabia
Year of incorporation	2019
Share capital	$ 200,000
% ownership	51.00%	51.00%
Nature of business	Sales & distribution
WISe.Art AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2020
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey Vietnam Ltd
Related Party Transaction [Line Items]
Country of incorporation	Vietnam
Year of incorporation	2021
Share capital	$ 689,400,000
% ownership	95.75%	95.75%
Nature of business	R&D
SEALSQ Corp.
Related Party Transaction [Line Items]
Country of incorporation	British Virgin Islands
Year of incorporation	2022
Share capital	$ 229,453
% ownership	58.83%	100.00%
Nature of business	Sales & support
WISeKey (Gibraltar) Limited
Related Party Transaction [Line Items]
Country of incorporation	Gibraltar
Year of incorporation	2022
Share capital	$ 100
% ownership	100.00%	100.00%
Nature of business	Sales & support
WISeSat Space AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2023
Share capital	$ 100,000
% ownership	100.00%
Nature of business	Sales & distribution
Trust Protocol Association
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2019
% ownership	100.00%	100.00%
Nature of business	Association cofounded by WISeKey Equities AG involved in Internet security